Share Capital - Schedule of Share Capital (Details)						3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 16, 2019 CAD ($) shares	Aug. 16, 2019 USD ($) shares	Jun. 05, 2018 CAD ($) shares	Jun. 05, 2018 USD ($) shares	Jun. 01, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	May 21, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [line items]
Equity							$ 8,283,846		$ 6,195,363		$ 8,283,846		$ 10,689,620
Share capital issued, beginning (shares) | shares									17,399,749	17,399,749
Share issue costs									$ (854,256)		(2,366,809)		(1,391,057)
Equity						$ 6,195,363		$ 6,195,363	$ (107,894)		$ 6,195,363		8,283,846
Share capital issued ending (shares) | shares						17,399,749		17,399,749	32,198,453	32,198,453	17,399,749	17,399,749
At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares									$ 8,476,454		$ 620,010		2,348,821
Public Offering
Disclosure of classes of share capital [line items]
Issued shares									3,314,429		$ 11,606,882		11,511,500
Issued (shares) | shares			1,532,278	1,532,278	16,445,000
Gross proceeds from common shares				$ 8,933,181	$ 11,511,500
Share issue costs			$ (1,418,356)		$ (1,145,402)
Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares	4,619,773	4,619,773
Gross proceeds from common shares		$ 3,742,016
Share issue costs	$ (699,427)
Shares
Disclosure of classes of share capital [line items]
Equity									$ 285,193,061
Share capital issued, beginning (shares) | shares									17,399,749	17,399,749
Issued (shares) | shares									2,477,665	2,477,665	678,182	678,182
Gross proceeds from common shares										$ 4,055,725		$ 2,055,207
Share issue costs								$ (2,333,474)	$ (854,256)
Equity						$ 285,193,061		$ 285,193,061	$ 311,077,859		$ 285,193,061
Share capital issued ending (shares) | shares						17,399,749		17,399,749	32,198,453	32,198,453	17,399,749	17,399,749
Shares | Incentive award plan
Disclosure of classes of share capital [line items]
Issued shares								$ 109,751	$ 391,917
Issued (shares) | shares								28,297	323,301	323,301
Shares | Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Issued shares								$ 3,314,097	$ 5,403,385
Issued (shares) | shares								797,691	2,494,943	2,494,943
Share issue costs						$ (208,726)			$ (3,757)
Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares								$ 66,360	$ 8,476,454
Issued (shares) | shares								18,002	4,425,040	4,425,040
Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued shares								$ 158,976
Issued (shares) | shares								34,329
Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued shares								$ 11,606,882	$ 3,314,429
Issued (shares) | shares								1,532,278	4,619,773	4,619,773
Shares | Warrants
Disclosure of classes of share capital [line items]
Issued shares								$ 1,747	$ 9,152,869
Issued (shares) | shares								157	2,935,647	2,935,647
Warrants
Disclosure of classes of share capital [line items]
Equity									$ 3,617,570
Share capital issued, beginning (shares) | shares									16,443,500	16,443,500
Equity						$ 3,617,570		$ 3,617,570	$ 3,617,570		$ 3,617,570
Share capital issued ending (shares) | shares						16,443,500		16,443,500	16,443,500	16,443,500	16,443,500	16,443,500
Warrants | Warrants
Disclosure of classes of share capital [line items]
Issued shares								$ (330)
Issued (shares) | shares								(1,500)
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Equity							$ 271,710,138	$ 272,268,722			$ 271,710,138		$ 262,321,825
Share capital issued, beginning (shares) | shares							141,805,722	142,396,222			141,805,722	141,805,722	121,258,222
Share issue costs							$ (33,335)						$ (1,391,057)
Equity							$ 272,268,722						$ 271,710,138
Share capital issued ending (shares) | shares							142,396,222						141,805,722
Pre-Consolidation | Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares							$ 553,650
Issued (shares) | shares							519,500
Pre-Consolidation | Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued shares							$ 38,269						$ 536,949
Issued (shares) | shares							71,000						801,000
Pre-Consolidation | Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued shares													$ 7,893,600
Issued (shares) | shares													16,445,000
Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Equity							$ 3,617,900	$ 3,617,900			$ 3,617,900		$ 0
Share capital issued, beginning (shares) | shares							16,445,000	16,445,000			16,445,000	16,445,000	0
Equity							$ 3,617,900						$ 3,617,900
Share capital issued ending (shares) | shares							16,445,000						16,445,000
Pre-Consolidation | Warrants | Public Offering
Disclosure of classes of share capital [line items]
Issued shares													$ 3,617,900
Issued (shares) | shares													16,445,000